UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22247

Manor Investment Funds, Inc.

(Exact name of registrant as specified in charter)

15 Chester Commons

Malvern, PA 19355

(Address of principal executive offices)

 (Zip code)

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, PA 19355

(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Morris Capital Advisors, Inc.

and

Manor Investment Funds, Inc.

Proxy Voting History

VOTES CAST FOR THE GROWTH FUND:
Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor
Constellation Brands STZ 21036P108 07/21/2011

1.1 Elect Director Jerry Fowden
1.2 Elect Director Barry A. Fromberg
1.3 Elect Director Jeananne K. Hauswald
1.4 Elect Director James A. Locke III
1.5 Elect Director Richard Sands
1.6 Elect Director Robert Sands
1.7 Elect Director Paul L. Smith
1.8 Elect Director Mark Zupan
2 Ratify KPMG as accounting firm
3 Advisory vote on executive compensation
4 Frequency of advisory vote on executive compensation -- 1 year
5 Stockholder proposal -- concerning stockholder voting rights

		For For For For For For For For For For For Against	For For For Against For For Against For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Shareholder
Dollar Tree, Inc. DLTR 256746108 6/16/2011

1.1 Elect Director Macon F. Brock, Jr.
1.2 Elect Director Mary Anne Citrino
1.3 Elect Director Thomas E. Whiddon
2 Advisory vote on executive compensation
3 Frequency of advisory vote on executive compensation--3 years
4 Approve the Omnibus Incentive Plan
5 Ratify KPMG as accounting firm

		For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
Celgene Corp. CELG 151020104 6/15/2011

1.1 Elect Director Robert J. Hugin
1.2 Elect Director Michael D. Casey
1.3 Elect Director Carrie S. Cox
1.4 Elect Director Rodman L. Drake
1.5 Elect Director Michael A. Friedman, MD
1.6 Elect Director Gilla Kaplan, PH.D.
1.7 Elect Director James J. Loughlin
1.8 Elect Director Ernest Mario, PH.D.
2 Ratify KPMG as accounting firm
3 Approval of amendment to company's 2008 Stock Incentive Plan
4 Advisory vote on executive compensation
5 Frequency of advisory vote on executive compensation

		For For For For For For For For For For For For	For For For For For For For For For Against For For	Management Management Management Management Management Management Management Management Management Management Management Management
Mastercard MA 57636Q104 6/7/2011

1.1 Elect Director Marc Olivie
1.2 Elect Director Rima Qureshi
1.3 Elect Director Mark Schwartz
1.4 Elect Director Jackson P. Tai
2 Advisory vote on executive compensation
3 Frequency of advisory vote on executive compensation -- 1 year
4 Ratify Pricewaterhousecoopers as accounting firm

		For For For For For For For	For For For Against For For For	Management Management Management Management Management Management Management
Raytheon Co. RTN 755111507 05/26/2011

1.1 Elect Director Vernon E. Clark
1.2 Elect Director John M. Deutch
1.3 Elect Director Stephen J. Hadley
1.4 Elect Director Frederic M. Poses
1.5 Elect Director Michael C. Ruettgers
1.6 Elect Director Ronald L. Skates
1.7 Elect Director William R. Spivey
1.8 Elect Director Linda G. Stuntz
1.9 Elect Director William H. Swanson
2 Advisory vote on executive compensation
3 Frequency of advisory vote on executive compensation -- 1 year
4 Ratification of independent auditors
5 Shareholder proposal--regarding shareholder action by written consent
6 Shareholder proposal --regarding executive stock retention
7 Shareholder proposal -  regarding lobbying expenses
8 Shareholder proposal - regarding supplemental executive retirement plans.

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MetroPCS PCS 591708102 05/26/2011

1.1 Elect Director Roger D. Linquist
1.2 Elect Director Arthur C. Patterson
2 Advisory vote on executive compensation
3 Frequency of advisory vote on executive compensation--3 years
4 Ratify Deloitte & Touche as accounting firm

		For For For For For	For For For For For	Management Management Management Management Management
Thermo Fisher Scientific TMO 883556102 5/25/2011

1.1 Elect Director Thomas J. Lynch
1.2 Elect Director William G. Parrett
1.3 Elect Director Michael E. Porter
1.4 Elect Director Scott M. Sperling
2 Advisory vote on executive compensation
3 Frequency of advisory vote on executive compensation -- 2 years
4 Ratify Pricewaterhousecoopers as accounting firm
5 Shareholder proposal -- declassification of the board of directors

		For For For For For For For Against	For For For For For For For Against	Management Management Management Management Management Management Management Shareholder
Alpha Natural Resources ANR 02076x102 05/19/2011

1.1 Elect Director Michael J. Quillen
1.2 Elect Director William J. Crowley
1.3 Elect Director Kevin S. Crutchfield
1.4 Elect Director E. Lin Draper, Jr.
1.5 Elect Director Glenn a Eisenberg
1.6 Elect Director Michael Giftos
1.7 Elect Director Joel Richards, III
1.8 Elect Director James F. Roberts
1.9 Elect Director Ted G. Wood
2 Advisory vote on executive compensation
3 Frequency of advisory vote on executive compensation--3 years
4 Ratify KPMG as accountant
5 Stockholder proposal--pollution

		For For For For For For For For For For For For Against	For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
ACE Ltd. ACE H0023R105 05/18/2011

1.1 Elect Director Evan G. Greenberg
1.2 Elect Director Leo F. Mullin
1.3 Elect Director Olivier Steimer
1.4 Elect Director Michael P. Connors
1.5 Elect Director Eugene B. Shanks, Jr.
1.6 Elect Director John A. Krol
2 Approval of annual report
3 Approval of consolidated financial statements
4 Allocation of disposable profit
5 Discharge of the Board of Directors
6 Election of PricewaterhouseCoopers as auditor
7 Ratify PricewaterhouseCoopers, US for purposes of US securities law reporting
8 Election of BDO AG as special auditing firm
9 Approval of dividends from legal reserves
10 Advisory vote on executive compensation
11 Frequency of advisory vote on executive compensation -- 1 year

		For For For For For For For For For For For For For For For For	For Against Against For For Against For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Southwestern Energy Co. SWN 845467109 5/17/2011

1.1 Elect Director Lewis E. Epley, Jr.
1.2 Elect Director Robert L. Howard
1.3 Elect Director Greg D. Kerley
1.4 Elect Director Harold M. Korell
1.5 Elect Director Vello A. Kuuskraa
1.6 Elect Director Kenneth R. Mourton
1.7 Elect Director Steven L. Mueller
1.8 Elect Director Charles E. Scharlau
1.9 Elect Director Alan H. Stevens
2 Ratify Pricewaterhousecoopers as accounting firm
3 Advisory vote on Executive Compensation
4 Frequency of advisory vote on executive compensation-- 1year
5 Amendment to the Company's By-laws to reduce ownership threshold for stockholders to call a special meeting
6 Stockholder proposal -- political contributions and expenditures report

		For For For For For For For For For For For For For Against	For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Urban Outfitters URBN 917047102 5/17/2011

1.1 Elect Director Edward N. Antoian
1.2 Elect Director Joel S. Lawson, III
1.3 Elect Director Glen T. Senk
2 Advisory vote on executive compensation
3 Frequency of advisory vote on executive compensation -- 3 years
4 Shareholder proposal -- a new policy

		For For For For For Against	For For For For For Against	Management Management Management Management Management Shareholder
Gilead Sciences GILD 375558103 5/12/2011

1.1 Elect Director John F. Cogan
1.2 Elect Director Etienne F. Davignon
1.3 Elect Director James M. Denny
1.4 Elect Director Carla A. Hills
1.5 Elect Director Kevin E. Lofton
1.6 Elect Director John W. Madigan
1.7 Elect Director John C. martin
1.8 Elect Director Gordon E. Moore
1.9 Elect Director Nicholas G. Moore
1.10 Elect Director Richard J. Whitley
1.11 Elect Director Gayle E. Wilson
1.12 Elect Director Per Wold-Olsen
2 Ratify Ernst & Young as accounting firm
3 Approve the Bonus Plan and certain performance based provisions
4 Approve majority voting standards
5 Approve holders of at 20% of the voting power of the outstanding capital stock to call special meetings of stockholders
6 Approve the executive compensation
7 Frequency of the advisory vote on executive compensation -- 1 year

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Cummins Inc. CMI 231021106 5/10/2011

1.1 Elect Director Theodore M. Solso
1.2 Elect Director N. Thomas Linebarger
1.3 Elect Director William I. Miller
1.4 Elect Director Alexis M. Herman
1.5 Elect Director Georgia R. Nelson
1.6 Elect Director Carl Ware
1.7 Elect Director Robert K. Herdman
1.8 Elect Director Robert J. Bernhard
1.9 Elect Director Dr. Franklin R. Chang-Diaz
1.10 Elect Director Stephen B. Dobbs
2 Advisory vote on executive compensation
3 Frequency of advisory vote on executive compensation--1 year
4 Ratify Pricewaterhousecoopers as accountant

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Church & Dwight CHD 171340102 5/5/2011

1.1 Elect Director Jose B. Alvarez
1.2 Elect Director James B. Craigie
1.3 Elect Director Rosina B. Dixon
1.4 Elect Director Robert D. Leblanc
2 Advisory vote on executive compensation
3 Frequency of advisory vote on executive compensation-- 3 years
4 Ratify Deloitte & Touche as accounting firm

		For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
Hess Corp. HES 42809h107 5/4/2011

1.1 Elect Director E.E. Holiday
1.2 Elect Director J.H. Mullin
1.3 Elect Director F.B. Walker
1.4 Elect Director R.N. Wilson
2 Approve advisory resolution on executive compensation
3 Frequency of advisory vote on compensation -- 1 year
4 Ratification of Ernst & Young as auditor
5 Approval of Performance Incentive Plan for senior officers

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Express Scripts ESRX 302182100 05/04/2011

1.1 Elect Director Gary G. Benanav
1.2 Elect Director Maura C. Breen
1.3 Elect Director Nicholas J. Lahowchis
1.4 Elect Director Thomas P. Mac Mahon
1.5 Elect Director Frank Mergenthaler
1.6 Elect Director Woodrow A. Myers, Jr. MD
1.7 Elect Director John O. Parker, Jr.
1.8 Elect Director George Paz
1.9 Elect Director Samuel K. Skinner
1.10 Elect Director Seymour Sternberg
2 Ratify Pricewaterhousecoopers at accountant
3 Approve amendment to the By-Laws regarding calling of a special meeting
4 Approve, by non-binding, vote executive compensation
5 Frequency of vote on executive compensation -- 3 years
6 Approve and ratify the 2011 Long-Term incentive plan
7 Stockholder proposal -- report on political contributions

		For For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Flir Systems FLIR 302445101 04/29/2011

1.1 Elect Director William W. Crouch
1.2 Elect Director Angus L. MacDonald
2 Approve the 2011 Stock Incentive Plan
3 Ratify KPMG as independent accountants
4 Approve the resolution relating to the company's executive compensation
5 Frequency of advisory votes on executive compensation--3 years

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Abbott Labs ABT 002824100 4/29/2011

1.1 Elect Director R.J. Alpern
1.2 Elect Director R.S. Austin
1.3 Elect Director W.J. Farrell
1.4 Elect Director H.L. Fuller
1.5 Elect Director E.M. Liddy
1.6 Elect Director P.N. Novakovic
1.7 Elect Director W.A. Osborn
1.8 Elect Director S.C. Scott
1.9 Elect Director G.F. Tilton
1.10 Elect Director M.D. White
2 Ratify Deloitte & Touche as auditors
3 Advisory vote on executive compensation
4 Frequency of advisory vote on executive compensation -- 1 year
5 Shareholder proposal -- pharmaceutical pricing

		For For For For For For For For For For For For For Against	For Against For Against For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
DirecTV DTV 25490A101 4/28/2011

1.1 Elect Director David B. Dillon
1.2 Elect Director Samuel A. Dipiazza, Jr.
1.3 Elect Director Lorrie M. Norrington
2 Ratify appointment of independent accountant
3 Reduce the authorized shares Class B shares from 30,000,000 to 3,000,000 & eliminate the Class C common stock
4 Declassify the Board of Directors
5 Implement a majority vote standard in uncontested elections of directors
6 Permit special meeting of stockholders to be called by 25% or more of the stockholders in certain circumstances
7 Adopt Delaware as the exclusive forum for certain disputes
8 Advisory Vote on executive compensation
9 Frequency of advisory vote on executive compensation -- 1 year

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Texas Instruments TXN 882508104 4/21/2011

1.1 Elect Director R.W. Babb, Jr.
1.2 Elect Director D.A. Carp
1.3 Elect Director C.S. Cox
1.4 Elect Director S.P. MacMillian
1.5 Elect Director P.H. Patsley
1.6 Elect Director R.E. Sanchez
1.7 Elect Director W.R. Sanders
1.8 Elect Director R.J. Simmons
1.9 Elect Director R.K. Templeton
1.10 Elect Director C.T. Whitman
2 Advisory vote on executive compensation
3 Vote on frequency of advisory vote on executive compensation--3 years
4 Ratify the appointment of Ernst & Young

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Schlumberger Ltd. SLB 806857108 4/6/2011

1.1 Elect Director P. Camus
1.2 Elect Director P. Currie
1.3 Elect Director A. Gould
1.4 Elect Director T. Isaac
1.5 Elect Director K.V. Kamath
1.6 elect Director N. Kudryavtsev
1.7 Elect Director A. Lajous
1.8 Elect Director M.E. marks
1.9 Elect Director E. Moler
1.10 Elect Director L.R. Reif
1.11 Elect Director T.I. Sandvold
1.12 Elect Director H. Seydoux
1.13 Elect Director P. Kibsgaard
1.14 Elect Director L.S. Olayan
2 Advisory vote on executive compensation
3 Frequency of advisory vote on executive compensation -- 2 years
4 Approve the increase the authorized common share capital
5 Approve amendments to the Company's AOI to clarify voting standard in contested director elections and certain other changes
6 Approve the company's financial statements and declaration of dividends
7 Approve independent accounting firm

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Microsoft Corp. MSFT 594918104 11/16/2010

1.1 Elect Director Steven A. Ballmer
1.2 Elect Director Dina Dublon
1.3 Elect Director William H. Gates III
1.4 Elect Director Raymond V. Gilmartin
1.5 Elect Director Reed Hastings
1.6 Elect Director Msria M. Klawe
1.7 Elect Director David F. Marquardt
1.8 Elect Director Charles H. Noski
1.9 Elect Director Helmut Panke
2 Ratify Deloitte & Touche as auditor
3 Shareholder proposal--establish board committee on environmental sustainability

		For For For For For For For For For For Against	For Against For For For For For Against Against For Against	Management Management Management Management Management Management Management Management Management Management Shareholder
Devry Inc. DV 251893103 11/10/2010

1.1 Elect Director Connie R. Curran
1.2 Elect Director Daniel Hamburger
1.3 Elect Director Harold T. Shapiro
1.4 Elect Director Ronald L. Taylor
1.5 Elect Director Gary Butler
2. Ratify PricewatershouseCoopers as auditor
3 Approval of the amended and restated Devry incentive plan of 2005
4 Shareholder proposal eliminating medically unnecessary surgeries

		For For For For For For For Against	Against For Against For For For For Against	Management Management Management Management Management Management Management Shareholder
Coach, Inc. COH 189754104 11/3/2010

1.1 Elect Director Lew Frankfort
1.2 Elect Director Susan Kropf
1.3 Elect Director Gary Loveman
1.4 Elect Director Ivan Menezes
1.5 Elect Director Irene Miller
1.6 Elect Director Michael Murphy
1.7 Elect Director Jide Zeitlin
2 Ratify Deloitte & Touche as accounting firm
3 Approve the Coach 2010 Stock Incentive Plan
4 Shareholder proposal

		For For For For For For For For For Against	For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Shareholder
KLA-TENCOR Corp. KLAC 482480100 11/3/2010	1.1 Elect Director Edward W. Barnholt 1.2 Elect Director Emiko Higashi 1.3 Elect Director Stephen P. Kaufman 1.4 Elect Director Richard P. Wallace 2 Ratify PricewatershouseCoopers as accounting firm	For For For For For	For For For For For	Management Management Management Management Management
Harris Corp. HRS 413875105 10/22/2010

1.1 Elect Director Howard L. Lance
1.2 Elect Director Thomas A. Datilo
1.3 Elect Director Terry D. Growcock
1.4 Elect Director Leslie F. Kenne
1.5 Elect Director David B. Rickard
1.6 Elect Director James C. Stoffel
1.7 Elect Director Gregory T. Swienton
2 Ratify Ernst & Young as accounting firm
3 Approve the annual incentive plan
4 Re-approval of the performance measures for the 2005 equity incentive plan
5 Shareholder proposal --amendment to our by-laws to require an independent chairman of the board

		For For For For For For For For For For Against	For Against Against For For For Against For For For Against	Management Management Management Management Management Management Management Management Management Management Shareholder
Mastercard Inc. MA 57636Q104 9/21/2010

1.1 Elect Director Nancy J. Karch
1.2 Elect Director Jose Octavio Reyes Lagunes
1.3 Elect Director Edward Suning Tian
1.4 Elect Director Silvio Barzi
2 Amend and restate the company's current certificate of incorporation to declassify the board of directors
3 Amend and restate the company's current certificate of incorporation to eliminate supermajority voting requirement for amending the company's certificate of incorporation
4 Amend and restate the company's current certificate of incorporation to revise requirements applicable to the composition of BOD
5 Amend and restate the company's current certificate of incorporation fo revise requirements applicable to the company's stock
6 Approve of the adjournment of the meeting the annual meeting if warranted
7 Re-approval of the Company's Senior Executive Annual Compensation Plan
8 Ratify Pricwatershousecoopers as accounting firm

		For For For For For For For For For For For	Against For Against Against For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management
Xilinx, Inc. XLNX 983919101 8/11/2010

1.1 Elect Director Philip T. Gianos
1.2 Elect Director Moshe N. Gavrielov
1.3 Elect Director John L. Doyle
1.4 Elect Director Jerald G. Fishman
1.5 Elect Director William G. Howard, Jr.
1.6 Elect Director J. Michael Patterson
1.7 Elect Director Albert A. Pimentel
1.8 Elect Director Marshall C. Turner
1.9 Elect Director Elizabeth W. Vanderslice
2 Proposal to approve an amendment to the company's 1990 Employee Stock Purchase plan to increase shares
3 Approve an amendment to the 2007 Equity Incentive Plan
4 Ratify Ernst & Young an auditors

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Precision Castparts Corp. PCP 740189105 8/10/2010

1.1 Elect Director Daniel J. Murphy
1.2 Elect Director Steven G. Rothmeier
1.3 Elect Director Richard L. Wambold
1.4 Elect Director Timothy A. Wicks
2 Ratify independent accounting firm
3 Shareholder proposal regarding classified board structure

		For For For For For Against	For For For For For Against	Management Management Management Management Management Shareholder
Constellation Brands STZ 21036P108 7/22/2010

1.1 Elect Director Jerry Fowden
1.2 Elect Director Barry A. Fromberg
1.3 Elect Director Jeananne K. Hauswald
1.4 Elect Director James A. Locke III
1.5 Elect Director Richard Sands
1.6 Elect Director Robert Sands
1.7 Elect Director Paul L. Smith
1.8 Elect Director Mark Zupan
2 Ratify KPMG as accounting firm

		For For For For For For For For For	For For For Against For For Against For For	Management Management Management Management Management Management Management Management Management
Dollar Tree, Inc. DLTR 256746108 6/17/2010

1.1 Elect Director H. Ray Compton
1.2 Elect Director Conrad M. Hall
1.3 Elect Director Lemuel E. Lewis
1.4 Elect Director Bob Sasser
2 Management proposal to eliminate classified board of directors
3 Management proposal to increase authorized shares of common stock

		For For For For For For	For For For For For For	Management Management Management Management Management Management
DirecTV DTV 25490A101 6/3/2010

1.1 Elect Director Neil R. Austrian
1.2 Elect Director Ralph F. Boyd, Jr.
1.3 Elect Director Paul A. Gould
1.4 Elect Director Charles R. Lee
1.5 Elect Director Peter A. Lund
1.6 Elect Director Gregory B. Maffei
1.7 Elect Director John C. Malone
1.8 Elect Director Nancy S. Newcomb
1.9 Elect Director Haim Saban
1.10 Elect Director Michael D. White
2 Ratification of auditors
3 Approval of the 2010 Stock Plan
4 Approval of the Executive Officer Cash Bonus Plan
5 Shareholder proposal--require executives to retain 75% of all equity-based compensation for 2 years following separation from
DirecTV

		For For For For For For For For For For For For For Against	Against Against For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder

VOTES CAST FOR THE MANOR FUND:
Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor
Best Buy Co. BBY 086516101 06/21/2011

1.1 Elect Director Ronald James
1.2 Elect Director Snajay Khosla
1.3 Elect Director George L. Mikan III
1.4 Elect Director Matthew H. Paull
1.5 Elect Director Richard M. Schulze
1.6 Elect Director Hatim A. Tyabji
2 Ratify Deloitte & Touche as accounting firm
3 Remove the maximum for the number of Directors serving and to authorize the BOD to determine the number of directors serving from time to time
4 Approval of the 2004 Omnibus Stock and Incentive Plan
5 Approval of executive short-term incentive plan
6 Advisory vote on executive compensation
7 Frequency of advisory vote on executive compensation -- 3 years
8 Stockholder proposal -- declassification of out Board of Directors

		For For For For For For For For For For For For Against	For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Stockholder
Nabors Industries NBR G6359F103 06/07/2011

1.1 Elect Director Anthony G. Petrello
1.2 Elect Director Myron M. Sheinfeld
2 Ratify Pricewatershousecoopers at accounting firm
3 Advisory vote on executive compensation
4 Frequency of advisory vote on executive compensation-- 3 years
5 Stockholder proposal -- adopt majority vote standard for director elections
6 Stockholder proposal -- all directors stand for election annually

		For For For For For Against Against	For For For For For Against Against	Management Management Management Management Management Stockholder Stockholder
Wal-Mart Inc. WMT 931142103 06/03/2011

1.1 Elect Director Aida M. Alvarez
1.2 Elect Director James W. Breyer
1.3 Elect Director M. Michele Burns
1.4 Elect Director James I. Cash, Jr.
1.5 Elect Director Roger C. Corbett
1.6 Elect Director Douglas N. Daft
1.7 Elect Director Michael T. Duke
1.8 Elect Director Gregory B. Penner
1.9 Elect Director Steven S. Reinemund
1.10 Elect Director H. Lee Scott, Jr.
1.11 Elect Director Arne M. Sorenson
1.12 Elect Director Jim C. Walton
1.13 Elect Director S. Robson Walton
1.14 Elect Christopher J. Williams
1.15 Elect Director Linda S. Wolf
2 Ratify Ernst & Young at independent accountants
3 Advisory vote on executive compensation
4 Frequency of advisory vote on executive compensation -- 1 year
5 Stockholder proposal -- gender identity non-discrimination policy
6 Stockholder proposal -- political contributions report
7 Stockholder proposal -- special shareowner meeting
8 Stockholder proposal -- require supplier(s) ro publish an annual sustainability report
9 Stockholder proposal -- climate change risk disclosure

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Endo Pharmaceuticals ENDP 29264F205 05/25/2011

1.1 Elect Director John J. Delucca
1.2 Elect Director David P. Holveck
1.3 Elect Director Nancy J. Hutson, PH.D.
1.4 Elect Director Michael Hyatt
1.5 Elect Director Roger H. Kimmel
1.6 Elect Director William P. Montague
1.7 Elect Director D.B. Nash, M.D., M.B.A.
1.8 Elect Director Joseph C. Scodari
1.9 Elect Director William F. Spengler
2 Ratify Deloitte & Touche as accounting firm
3 Advisory vote on executive compensation
4 Frequency of advisory vote on executive compensation -- 1 year
5 Approve the Employee Stock Purchase Plan

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Amphenol Corp. APH 032095101 05/25/2011

1.1 Elect Director Ronald P. Badie
1.2 Elect Director R. Adam Norwitt
1.3 Elect Director Dean H. Secord
2 Ratify Deloitte & Touche as accounting firm
3 Advisory resolution on executive compensation
4 Frequency of advisory vote on executive compensation -- 1 year

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Weatherford Int'l WFT H27013103 5/25/2011

1 Approve the 2010 Annual Report and Consolidated Financial Statement
2 Discharge the Board of Directors and executive officers from liability for actions and omissions during 2010
3.1 Elect Director Bernard J. Duroc-Danner
3.2 Elect Director Samuel W. Bodman, III
3.3 Elect Director Nicholas F. Brady
3.4 Elect Director David J. Butters
3.5 Elect Director William E. Macaulay
3.6 Elect Director Robert B. Millard
3.7 Elect Director Robert K. Moses, Jr.
3.8 Elect Director Guillermo Ortiz
3.9 Elect Director Emyr Jones Parry
3.10 Elect Director Robert A. Rayne
4 Ratify Ernst & Young auditor
5 Advisory vote on Executive compensation
6 Frequency of advisory vote on executive compensation -- 1 year

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Diamond Offshore Drilling DO 25271c102 5/23/2011

1.1 Elect Director James S. Tisch
1.2 Elect Director Lawrence R. Dickerson
1.3 Elect Director John R. Bolton
1.4 Elect Director Charles L. Fabrikant
1.5 Elect Director Paul G. Gaffney II
1.6 Elect Director Edward Grebow
1.7 Elect Director Herbert C. Hoffman
1.8 Elect Director Andrew H. Tisch
1.9 Elect Director Raymond S. Troubh
2 Ratify Deloitte & Touche as accounting firm
3 Vote on Executive Compensation
4 Frequency of vote on Executive Compensation -- 1 year

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Intel Corp. INTC 458140100 5/19/2011

1.1 Elect Director Charlene Barshefsky
1.2 Elect Director Susan L. Decker
1.3 Elect Director John J. Donahoe
1.4 Elect Director Reed E. Hundt
1.5 Elect Director Paul S. Otellini
1.6 Elect Director James D. Plummer
1.7 Elect Director David S. Pottruck
1.8 Elect Director Jane E. Shaw
1.9 Elect Director Frank D. Yeary
1.10 Elect Director David B. Yoffie
2 Ratify Ernst & Young as auditor
3 Amendment and extension of 2006 Equity Incentive Plan
4 Amendment and extension of the 2006 Stock Purchase Plan
5 Advisory vote on executive compensation
6 Frequency of advisory vote on executive compensation -- 1 year

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National Oilwell Varco NOV 637071101 5/19/2011

1.1 Elect Director Robert E. Beauchamp
1.2 Elect Director Jeffery A. Smisek
2 Ratification of independent auditors
3 Advisory vote on executive compensation
4 Frequency of advisory vote on executive compensation -- 1 year
5 Approve amendment to allow for the annual election of all directors
6 Approve amendment to increase the number of shares to 1,000,000,000
7 Stockholder proposal

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JPMorgan Chase & Co. JPM 46625h100 5/17/2011

1.1 Elect Director Crandall C. Bowles
1.2 Elect Director Stephen B. Burke
1.3 Elect Director David M. Cote
1.4 Elect Director James S. Crown
1.5 Elect Director James Dimon
1.6 Elect Director Ellen V. Futter
1.7 Elect Director William H. Gray, III
1.8 Elect Director Laban P. Jackson
1.9 Elect David C. Novak
1.10 Elect Director Lee R. Raymond
1.11 Elect Director William C. Weldon
2 Appointment of independent accounting firm
3 Advisory vote on executive compensation
4 Frequency of advisory vote on executive compensation
5 Approval of amendment to Long-term Incentive Plan
6 Stockholder proposal -- political non-partisanship
7 Stockholder proposal -- shareholder action by written consent
8 Stockholder proposal - mortgage loan servicing
9 Stockholder proposal - political contributions
10 Stockholder proposal -- genocide-free investing
11 Stockholder proposal -- independent lead director

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Allstate Corp. ALL 020002101 5/17/2011

1.1 Elect Director F. Duane Ackerman
1.2 Elect Director Robert D. Beyer
1.3 Elect Director W. James Farrell
1.4 Elect Director Jack M. Greenberg
1.5 Elect Director Ronald T. LeMay
1.6 Elect Director Andrea Redmond
1.7 Elect Director H. John Riley, Jr.
1.8 Elect Director Joshua I. Smith
1.9 Elect Director Judith A. Sprieser
1.10 Elect Director Mary Alice Taylor
1.11 Elect Director Thomas J. Wilson
2 Ratify Deloitte and Touche as accounting firm
3 Approve amendment granting to stockholders of not less than 20% of shares the right to call a special meeting of stockholders
4 Approve amendment designating a forum for certain legal actions
5 Advisory vote on executive compensation
6 Frequency of advisory vote on executive compensation -- 3 years
7 Stockholder proposal seeking the right of stockholder to act by written consent
8 Stockholder proposal seeking a report on political contributions and payments to trade associations and other tax-exempt org.

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Wellpoint, Inc. WLP 94973v107 5/17/2011

1.1 Elect Director Angela F. Braly
1.2 Elect Director Warren Y. Jobe
1.3 Elect William G. Mays
1.4 Elect Director William J. Ryan
2 Ratify Ernst & Young as accounting firm
3 Approve Amendments to the Wellpoint Articles of Inc.
  3.1 Remove supermajority voting requirements for restrictions on ownership and transfer of stock voting rights of shares and number of directors
  3.2 Remove supermajority voting requirements for removal of directors and for certain business combinations and other supermajority provisions
  3.3 Remove certain restrictions on ownership of shares
  3.4 Delete certain obsolete provisions
  3.5 Delete other obsolete provisions and making confirming changes
4 Advisory vote on executive compensation
5 Frequency of advisory vote on executive compensation -- 1 year
6 Shareholder proposal concerning a feasibility study for converting to nonprofit status
7 Shareholder proposal to change jurisdiction of incorporation from Indiana to Delaware
8 Shareholder proposal to separate the Chair and CEO positions

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Watson Pharm. WPI 942683103 5/13/2011

1.1 Elect Director Michael J. Fedida
1.2 Elect Director Albert F. Hummel
1.3 Elect Director Catherine M. Klema
1.4 Elect Director Anthony Selwyn Tabatznik
2 Approve amendment to the company's AOI to provide for the declassification of the board of director's and other provisions
3 Approve amendment and restatement of the 2011 Incentive plan
4 Advisory vote on executive compensation
5 Frequency of advisory vote on executive compensation -- 1 year
6 Ratify Pricewaterhousecoopers as accounting firm

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Norfolk Southern NSC 655844108 5/12/2011

1.1 Elect Director Gerald L. Baliles
1.2 Elect Director Erskine B. Bowles
1.3 Elect Director Karen N. Horn
1.4 Elect Director J. Paul Reason
2 Ratify KPMG as accounting firm
3 Approval of advisory vote on executive compensation
4 Frequency of advisory vote on executive compensation -- 1 year

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Nucor Corp. NUE 670346105 05/12/2011

1.1 Elect Director Peter C. Browning
1.2 Elect Director Victoria F. Haynes
1.3 Elect Director Christopher J. Kearney
2 Ratify PricewaterhouseCoopers as accounting firm
3 Advisory Vote on executive compensation
4 Advisory vote on the frequency of advisory votes on executive compensation--3 years
5 Stockholder proposal regarding majority vote
6 Stockholder proposal regarding independent chairman

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Occidental Petroleum Corp. OXY 674599105 5/6/2011

1.1 Elect Director Spence Abraham
1.2 Elect Director Howard Atkins
1.3 Elect Director Stephen Chazen
1.4 Elect Director Edward P. Djerejian
1.5 Elect Director John E. Feick
1.6 Elect Director Margaret M. Foran
1.7 Elect Director Carlos M. Gutierrez
1.8 Elect Director Ray R. Irani
1.9 Elect Director Avedick B. Poladian
1.10 Elect Director Rodolfo Segovia
1.11 Elect Director Aziz D. Syriani
1.12 Elect Director Rosemary Tomich
1.13 Elect Director Walter L. Weisman
2 Ratify KPMG as independent auditors
3 Advisory vote on executive compensation
4 Frequency of advisory vote on executive compensation -- 1 year
5 Shareholder proposal on political expenditures and spending processes
6 Shareholder proposal on the nomination of a director with environmental expertise

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Colgate-Palmolive Co. CL 194162103 05/06/2011

1.1 Elect Director John T. Cahill
1.2 Elect Director Ian Cook
1.3 Elect Director Helene D. Gayle
1.4 Elect Director Ellen M. Hancock
1.5 Elect Director Joseph Jiminez
1.6 Elect Director Richard J. Kogan
1.7 Elect Director Delano E. Lewis
1.8 Elect Director J. Pedro Reinhard
1.9 Elect Director Stephen I. Sadove
2 Ratify PricewaterhouseCoopers at accounting firm
3 Advisory vote on executive compensation
4 Frequency of advisory vote on executive compensation--2 years
5 Stockholder proposal on special stockholder meetings

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Dover Corp. DOV 260003108 05/05/2011

1.1 Elect Director D.H. Benson
1.2 Elect Director R.W. Cremin
1.3 Elect Director J-P.M. Ergas
1.4 Elect Director P.T. Francis
1.5 Elect Director K.C. Graham
1.6 Elect Director R.A. Livington
1.7 Elect Director R.K. Lochridge
1.8 Elect Director B.G. Rethore
1.9 Elect Director M.B. Stubbs
1.10 Elect Director S.M. Todd
1.11 Elect Director S.K. Wagner
1.12 Elect Director M.A. Winston
2 Ratify PricewaterhouseCoopers as accounting firm
3 Approve advisory resolution on executive compensation
4 Frequency of advisory vote on executive compensation -- 1 year

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Pepsico, Inc. PEP 713448108 5/4/2011

1.1 Elect Director S.L. Brown
1.2 Elect Director I.M. Cook
1.3 Elect Director D. Dublon
1.4 Elect Director V.J. Dzau
1.5 Elect Director R.L. Hunt
1.6 Elect Director A. Ibarguen
1.7 Elect Director A.C. Martinez
1.8 Elect Director I.K. Nooyi
1.9 Elect Director S.P. Rockfeller
1.10 Elect Director J.J. Shiro
1.11 Elect Director L.G. Trotter
1.12 Elect Director D. Vasella
2 Approval, by non-binding vote, of executive compensation
3 Vote on the frequency of voting on executive compensation--3 years
4 Approval of independent accountants
5 Approval of Amendment to AOI to implement majority voting for Directors in uncontested elections
6 Shareholder proposal--right to call special shareholder meetings
7 Shareholder proposal--political contributions report

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Exelon Co. EXC 30161n101 5/3/2011

1.1 Elect Director John A. Canning, Jr.
1.2 Elect Director M. Walter D'Alession
1.3 Elect Director Nicholas DeBenedictis
1.4 Elect Director Nelson A. Diaz
1.5 Elect Director Sue L. Gin
1.6 Elect Director Paul L. Joskow
1.7 Elect Director Richard M. Mies
1.8 Elect Director John M. Palms
1.9 Elect Director William C. Richardson
1.10 Elect Director Thomas J. Ridge
1.11 Elect Director John W. Rogers, Jr.
1.12 Elect Director John W. Rowe
1.13 Elect Director Stephen D. Steinour
1.14 Elect Director Don Thompson
2 Ratify Pricewaterhousecoopers as accounting firm
3 Advisory vote on executive compensation
4 Advisory vote of the frequency of the advisory vote on executive compensation--1 year

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AT&T Inc. T 00206r102 04/29/2011

1.1 Elect Director Randall L. Stephenson
1.2 Elect Director Gilbert F. Amelio
1.3 Elect Director Rueben V. Anderson
1.4 Elect Director James H. Blanchard
1.5 Elect Director Jaimi Chico Pardo
1.6 Elect Director James P. Kelly
1.7 Elect Director Jon C. Madonna
1.8 Elect Director Lynn M. Martin
1.9 Elect Director John B. McCoy
1.10 Elect Director Joyce M. Roche
1.11 Elect Director Matthew K. Rose
1.12 Elect Director Laura D'Andrea Tyson
2 Ratification of independent accountant
3 Approval of 2011 Incentive Plan
4 Advisory vote on executive compensation
5 Frequency of advisory vote on compensation -- 3 years
6 Shareholder proposal--political contributions
7 Shareholder proposal--special shareholder meetings
8 Shareholder proposal--written consent

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Eaton Corp. ETN 278058102 4/27/2011

1.1 Elect Director George S. Barrett
1.2 Elect Director Todd M. Bluedorn
1.3 Elect Director Ned C. Lautenbach
1.4 Elect Director Gregory R. Page
2 Approve amendments to the regulations to provide for the annual election of directors
3 Approve amendments regarding the elimination of cumulative voting in the election of directors
4 Ratify Ernst & Young as independent auditors
5 Approve, by non-binding vote, executive compensation
6 Vote on Frequency of voting on executive compensation--1 year

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The Chubb Corp. CB 171232101 04/26/2011

1.1 Elect Director Zoe Baird
1.2 Elect Director Sheila P. Burke
1.3 Elect Director James I. Cash, Jr.
1.4 Elect Director John D. Finnegan
1.5 Elect Director Lawrence W. Kellner
1.6 Elect Director Martin G. McGuinn
1.7 Elect Director Lawrence M. Small
1.8 Elect Director Jess Soderberg
1.9 Elect Director Daniel E. Somers
1.10 Elect Director James M. Zimmerman
1.11 Elect Director Alfred W. Zollar
2 Vote on the 2011 Incentive Compensation Plan
3 Ratify Ernst & Young as auditors
4 Advisory vote on executive compensation
5 Frequency of advisory vote on executive compensation--3 years

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IBM, Corp. IBM 459200101 04/26/2011

1.1 Elect Director A.J.P. Belda
1.2 Elect Director W.R. Brody
1.3 Elect Director K.I. Chenault
1.4 Elect Director M.L. Eskew
1.5 Elect Director S.A. Jackson
1.6 Elect Director A.N. Liveris
1.7 Elect Director W.J. McNerney, Jr.
1.8 Elect Director J.W. Owens
1.9 Elect DIrector S.J. Palmisano
1.10 Elect Director J.E. Spero
1.11 Elect Director S. Taurel
1.12 Elect Director L.H. Zambrano
2 Ratify independent public accountant
3 Advisory vote on executive compensation
4 Vote regarding frequency of advisory vote on executive compensation--3 years
5 Stockholder proposal on cumulative voting
6 Stockholder proposal to review political contribution policy
7 Stockholder proposal on lobbying

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Newmont Mining Corp. NEM 651639106 04/19/2011

1.1 Elect Director G.A. Barton
1.2 Elect Director V.A. Calarco
1.3 Elect Director J.A. Carrabba
1.4 Elect Director N. Doyle
1.5 Elect Director V.M. Hagen
1.6 Elect Director M.S. Hamson
1.7 Elect Director R.T. O'Brien
1.8 Elect Director J.B. Prescott
1.9 Elect Director D.C. Roth
1.10 Elect Director S. Thompson
2 Ratify appointment of independent auditors
3 Proposal to approve the advisory resolution relation to executive compensation
4 Advisory vote on the frequency of voting on executive compensation--1 year

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Goodrich Corp. GR 382388106 04/19/2011

1.1 Elect Director Carolyn Corvi
1.2 Elect Director Diane C. Creel
1.3 Elect Director Harris E. DeLoach, Jr.
1.4 Elect Director James W. Griffith
1.5 Elect Director William R. Holland
1.6 Elect Director John P. Jumper
1.7 Elect Director Marshall O. Larsen
1.8 Elect Director Lloyd W. Newton
1.9 Elect Director Alfred M. Rankin, Jr.
2 Ratify Ernst & Young as accounting firm for 2011
3 Approve the 2011 Equity Compensation Plan
4 Advisory vote on Executive Compensation
5 Frequency of Advisory Vote on Executive Compensation

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Walt Disney Co. DIS 254687106 03/23/2011

1.1 Elect Director Susan E. Arnold
1.2 Elect Director John E. Bryson
1.3 Elect Director John S. Chen
1.4 Elect Director Judith L. Estrin
1.5 Elect Director Robert A. Iger
1.6 Elect Director Steven P. Jobs
1.7 Elect Director Fred H. Langhammer
1.8 Elect Director Aylwin B. Lewis
1.9 Elect Director Monica C. Lozano
1.10 Elect Director Robert Matschullat
1.11 Elect Director John E. Pepper, Jr.
1.12 Elect Director Sheryl K. Sandberg
1.13 Elect Director Orin C. Smith
2 Ratify PricewaterhouseCoopers as accountants for 2011
3 Approve 2011 Stock Incentive Plan
4 Approve the advisory resolution on executive compensation
5 Approve the frequency of voting on executive compensation -- 1 year
6 Shareholder proposal relating to performance tests on restricted stock units

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Hewlett-Packard HPQ 428236103 03/23/2011

1.1 Elect Director M. L. Andreessen
1.2 Elect Director L. Apotheker
1.3 Elect Director L.T. Babbio, Jr.
1.4 Elect Director S.M. Baldauf
1.5 Elect Director S. Banerji
1.6 Elect Director R.L. Gupta
1.7 Elect Director J.H. Hammergren
1.8 Elect Director R.J. Lane
1.9 Elect Director G.M. Reiner
1.10 Elect Director P.F. Russo
1.11 Elect Director D. Senequier
1.12 Elect Director G.K. Thompson
1.13 Elect Director M.C. Whitman
2 Ratify Public Accounting firm
3 Advisory vote on executive compensation
4 Frequency of advisory vote of executive compensation -- 1 year
5 Approval of the 2011 Employee Stock Purchase Plan
6 Approval of an amendment to the 2005 Pay-For-Result Plan to extend the term of the plan

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Franklin Resources, Inc. BEN 354613101 03/15/2011

1.1 Elect Director Samuel H. Armacost
1.2 Elect Director Charles Crocker
1.3 Elect Director Joseph R. Hardiman
1.4 Elect Director Charles B. Johnson
1.5 Elect Director Gregory E. Johnson
1.6 Elect Director Rupert H. Johnson, Jr.
1.7 Elect Director Mark C. Pigott
1.8 Elect Director Chutta Ratnathicam
1.9 Elect Director Peter M. Sacerdote
1.10 Elect Director Laura Stein
1.11 Elect Director Anne M. Tatlock
1.12 Elect Director Geoffrey Y. Yang
2 Ratify PricewaterhouseCoopers as independent accounting firm
3 Approve amendment and restatement of 2002 Universal Stock Incentive Plan to increase number of authorized shares of common stock by 10,000,000 shares
4 Advisory Vote on compensation of executive officers
5 Frequency of Advisory vote on executive compensation

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Applied Materials, Inc. AMAT 038222105 03/08/2011

1.1 Elect Director Aart J. De Geus
1.2 Elect Director Stephen R. Forrest
1.3 elect Director Thomas J. Iannotti
1.4 Elect Director Susan M. James
1.5 Elect Director Alexander A. Karsner
1.6 Elect Director Gerhard H. Parker
1.7 Elect Director Dennis D. Powell
1.8 Elect Director Willem P. Roelandts
1.9 Elect Director James E. Rogers
1.10 Elect Director Michael R. Splinter
1.11 Elect Director Robert H. Swan
2 Advisory vote on executive compensation
3 Advisory vote on the frequency of an advisory vote on executive compensation -- 1 year
4 Ratify KPMG as accounting firm

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Apple Inc. AAPL 037833100 02/23/2011

1.1 Elect Director William V. Campbell
1.2 Elect Director Millard S. Drexler
1.3 Elect Director Albert A. Gore, Jr.
1.4 Elect Director Steven P. Jobs
1.5 Elect Director Andrea Jung
1.6 Elect Director Arthur D. Levinson
1.7 Elect Director Ronald D. Sugar
2 Ratify Ernst & Young as accounting firm
3 Advisory Vote On Executive Compensation
4 Advisory Vote on the frequency of the advisory vote on Executive Compensation--1 year
5 Shareholder proposal regarding succession planning
6 Shareholder proposal regarding majority voting

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AmerisourceBergen Corp. ABC 03073e105 02/17/2011

1.1 Elect Director Charles H. Cotros
1.2 Elect Director Jane E. Henney, M.D.
1.3 Elect Director R. David Yost
2 Ratify Independent Accounting Firm
3 Advisory Vote on Compensation of Executive Officers
4 Advisory Vote on the Frequency of a stockholder vote on Compensation of Exec. Officers--3 years
5 Approval of amendment of AmerisourceBergen's Certificate of Incorporation
6 Approval of 2011 Employee Stock Purchase Plan

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Cisco Systems, Inc. CSCO 17275R102 11/18/2010

1.1 Elect Director Carol A. Bartz
1.2 Elect Director M. Michele Burns
1.3 Elect Director Michael D. Capellas
1.4 Elect Director Larry R. Carter
1.5 Elect Director John T. Chambers
1.6 Elect Director Brian L. Halla
1.7 Elect Director Dr. John L. Hennessy
1.8 Elect Director Richard M. Kovacevich
1.9 Elect Director Roderick C. McGeary
1.10 Elect Director Michael K. Powell
1.11 Elect Director Arun Sarin
1.12 Elect Director Steven M. West
1.13 Elect Director Jerry Yang
2 Approve a non-binding advisory resolution regarding executive compensation
3 Ratify PricewaterhouseCoopers as accounting firm
4 Shareholder proposal to ammend Cisco's bylaws to establish a Board Committee on Environmental Sustainability
5 Shareholder proposal for report on concrete steps being taken in business practices to reduce violations of human rights
6 Shareholder proposal to adopt and implement a policy restricting certain sales in China

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Nike Inc. NKE 654106103 9/20/2010

1.1 Elect Director Jill K. Conway
1.2 Elect Director Alan B. Graf
1.3 Elect Director John C. Lechleiter
1.4 Elect Director Phyllis M. Wise
2 Approve the Nike Executive Performance Sharing Plan
3 Reapprove the Nike 1990 Stock Incentive Plan
4 Ratify Pricewatershousecoopers as accounting firm

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Best Buy Co. BBY 086516101 6/24/2010

1.1 Elect Director Lisa M. Caputo
1.2 Elect Director Brian J. Dunn
1.3 Elect Director Kathy J. Higgins Victor
1.4 Elect Director Rogelio M. Rebolledo
1.5 Elect Director Gerard R. Vittecoq
2 Ratify Deloitte and Touche as accountants

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Weatherford Int'l WFT H27013103 6/23/2010

1 Approval of the 2009 Annual Report, Consolidated Financial Statement & Statutory Financial Statement
2 Discharge the Board of Director and executive officer from liability for actions during 2009
3.1 Elect Director Bernard J. Duroc-Danner
3.2 Elect Director Samuel W. Bodman, III
3.3 Elect Director David J. Butters
3.4 Elect Director Nicholas F. Brady
3.5 Elect Director William E. Macaulay
3.6 Elect Director Robert B. Millard
3.7 Elect Director Robert K. Moses, Jr.
3.8 Elect Director Guillermo Ortiz
3.9 Elect Director Emyr Jones Parry
3.10 Elect Director Robert A. Rayne
4 Appointment of Ernst & Young as public accountant and re-election of Ernst & Young, Zurich as statutory auditor
5 Approval of the reclassification of CHF 475 million of  legal reserves to other reserves
6 Approval of amendment to the articles of assoc. to extend the company's authorized share capital
7 Approval of amendment to the articles of association to increase the amount of conditional capital
8 Approve the 2010 Omnibus Incentive plan

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Celgene Corp. CELG 151020104 6/6/2010

1.1 Elect Director Sol J. Barer
1.2 Elect Director Robert J. Hugin
1.3 Elect Director Michael D. Casey
1.4 Elect Director Carrie S. Cox
1.5 Elect Director Rodman L. Drake
1.6 Elect Director Gilla Kaplan, PH.D.
1.7 Elect Director James L. Loughlin
1.8 Elect Director Ernest Mario, PH.D.
1.9 Elect Director Walter L. Robb, PH.D.
2 Ratify KPMG as accounting firm

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Wal-Mart Stores Inc. WMT 931142103 6/4/2010

1.1 Elect Director Aida M. Alvarez
1.2 Elect Director James W. Breyer
1.3 Elect Director M. Michele Burns
1.4 Elect Director James I. Cash, Jr.
1.5 Elect Director Roger C. Corbett
1.6 Elect Director Douglas N. Daft
1.7 Elect Director Michael T. Duke
1.8 Elect Director Gregory B. Penner
1.9 Elect Director Steven S. Reinemund
1.10 Elect Director H. Lee Scott, Jr.
1.11 Elect Director Arne M. Sorenson
1.12 Elect Director Jim C. Walton
1.13 Elect Director S. Robson Walton
1.14 Elect Director Christopher J. Williams
1.15 Elect Director Linda S. Wolf
2 Ratify Ernst & Young as accoutant
3 Approval of the Wal-Mart Stores Inc. Stock Incentive Plan of 2010
4 Approval of the ASDA Ltd. Sharesave Plan 2000, as amended
5 Shareholder proposal--gender identity non-discrimination policy
6 Shareholder proposal--advisory vote on executive compensation
7 Shareholder proposal--political contribution report
8 Shareholder proposal--special shareowner meeting
9 Shareholder proposal--poultry slaughter
10 Shareholder proposal--lobbying priorities report

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Nabors Industries Ltd. NBR G6359F103 6/1/2010

1.1 Elect Director John V. Lombardi
1.2 Elect Director James L. Payne
2 Appointment of Pricewatershousecoopers as auditors
3 Shareholder proposal--adopt a pay-for-superior-performance standard in executive compensation plan for senior executives
4 Shareholder proposal--adopt advisory resolution to ratify the compensation of the named executive officers
5 Shareholder proposal--adopt a bye-law providing that the chairman of the board be an independent director
6 Shareholder proposal--require all directors to stand for election annually

		For For For Against Against Against Against	For For For Against Against Against Against	Management Management Management Stockholder Stockholder Stockholder Stockholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.

By /s/Daniel A. Morris

* /s/Daniel A. Morris

President

Date: July 27, 2011

*Print the name and title of each signing officer under his or her signature.